Derivative Liabilities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jul. 20, 2017	Jul. 05, 2017	Jun. 23, 2017	Jun. 09, 2017	Dec. 31, 2015
Derivative liabilities current	$ 9,530,296	$ 482,674					$ 1,038,504
Change in derivative liabilities	7,594,136	231,519
Amount of loss excess of convertible notes face value	7,594,136	231,519
Fair value of convertible debt	3,372,408	4,417
Fair value of warrant	$ 4,307,449	$ 17,604
Warrant exercise price per share			$ 0.08	$ 0.08	$ 0.04	$ 0.05
Monthly trading volume increase percentage	0.00%	0.00%
Minimum [Member] | Convertible Debt [Member]
Monthly trading volume increase percentage	1.00%	1.00%
Convertible note interest rate in case of default	5.00%	5.00%
Maximum [Member] | Convertible Debt [Member]
Monthly trading volume increase percentage	5.00%	5.00%
Convertible note interest rate in case of default	50.00%	50.00%
Warrant [Member] | Minimum [Member]
Warrant exercise price per share	$ 0.03	$ 0.03
Warrant exercise period	2 years	2 years
Conversion of ownership interest monthly	4.99%	4.99%
Warrant [Member] | Maximum [Member]
Warrant exercise price per share	$ 0.24	$ 0.24
Warrant exercise period	10 years	10 years
Conversion of ownership interest monthly	10.00%	10.00%
Convertible Debt [Member]
Fair value of convertible debt	$ 85,721	$ 209,498
Monthly trade volume, value	$ 8,018,283	$ 8,018,283
Monthly trading volume increase percentage	1.00%	1.00%
Initially Available Convertible Note [Member]
Convertible note interest rate in case of default	0.00%	0.00%